Deposits (Details Narrative) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deposits Details Narrative
Certificates of deposit in denominations of $100,000 or more	$ 22,900	$ 26,000
Deposits from related parties	$ 632	$ 1,300